INVENTORY (Table)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
INVENTORY
Schedule of Inventory
	September 30	December 31
	2022	2021

Finished goods	$261,236	$41,088
Raw materials (Net of obsolescence allowance)	537,272	157,848
Total inventory at cost less obsolescence allowance	$798,508	$198,936

	December 31,	December 31,
	2021	2020

Finished goods	$41,088	$11,111
Raw materials (Net of obsolescence allowance)	157,848	81,588
Total inventory at cost less obsolescence allowance	$198,936	$92,699